Subsidiaries - Financial Information Related to Acquisition of Xiamen Airlines Culture and Media Co Ltd (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Oct. 13, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		¥ 1,849	¥ 6,928	[1]	¥ 6,826	[1]	¥ 4,152
Net cash (inflow) outflow		(176)	(6)	[1]	682	[1]
Goodwill		237	237	[1]	¥ 237
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of detailed information about business combination [line items]
Trade and other receivables	¥ 46
Cash consideration paid	(47)
Cash and cash equivalents	2
Cash and cash equivalents acquired	2
Trade and other payables	(11)
Net cash (inflow) outflow	(45)
Total consideration transferred	47
Fair value of the originally held 49% equity interests	45
Total net identifiable assets	37
Goodwill	¥ 55	¥ 55	¥ 55

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).